Note Income taxes (Reconciliation of unrecognized tax benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure
Beginning Balance	$ 9.0	$ 8.0
Addition for tax positions	1.1	1.5
Additions for tax positions taken in prior years	0.3
Reduction as a result of lapse of statute of limitations	(3.0)
Reduction as a result of settlements		(0.5)
Ending Balance	$ 7.4	$ 9.0